Schedule of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	$ 15,538,286	$ 20,276,282	$ 7,956,706
Disposal of Motorsports	(740,767)	(4,023,146)
Impairment of Winview	(894,618)
Foreign exchange	(402,285)	365,373	254,366
Intangible Assets, Balance	7,273,248	15,538,286	20,276,282
Intangible Assets, Amortization, Balance	10,416,575	7,947,286	4,231,978
Amortization	1,426,252	3,153,124	3,491,186
Accumulated amortization, Disposal	(740,767)	956,689
Foreign exchange	(380,849)	272,854	224,122
Intangible Assets, Amortization, Balance	4,790,078	10,416,575	7,947,286
Intangible assets other than goodwill	2,483,170	5,121,711	12,328,996
Disposal of Motorsports	740,767	(956,689)
Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports		(4,023,146)
Accumulated amortization, Disposal		(956,689)
Disposal of Motorsports		956,689
SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		1,430,000
Impairment of Winview		(1,419,662)
UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(330,674)
Acquisition of SideQik			1,530,000
Impairment of Winview		(385,230)	(719,706)
Accumulated amortization, Disposal	(330,674)
Disposal of Motorsports	330,674
Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			9,430,265
Impairment of Winview		(705,331)	(6,503,483)
Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(6,637,461)
Accumulated amortization, Disposal	(6,341,226)
Disposal of Motorsports	6,341,226
Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			4,800,000
W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			557,709
Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			854,158
Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,116,267
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	2,221,451	2,926,782
Disposal of Motorsports
Impairment of Winview	(800,231)
Foreign exchange
Intangible Assets, Balance	1,421,220	2,221,451	2,926,782
Intangible Assets, Amortization, Balance	1,121,133	628,684
Amortization	300,087	492,449	628,684
Accumulated amortization, Disposal
Foreign exchange
Intangible Assets, Amortization, Balance	1,421,220	1,121,133	628,684
Intangible assets other than goodwill		1,100,318	2,298,098
Disposal of Motorsports
Patent [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports
Accumulated amortization, Disposal
Disposal of Motorsports
Patent [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Patent [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports
Acquisition of SideQik
Impairment of Winview
Accumulated amortization, Disposal
Disposal of Motorsports
Patent [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			9,430,265
Impairment of Winview	(800,231)	(705,331)	(6,503,483)
Patent [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports
Accumulated amortization, Disposal
Disposal of Motorsports
Patent [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	924,343	1,059,380	760,323
Disposal of Motorsports	(242,667)
Impairment of Winview	(38,851)
Foreign exchange	(14,450)	16,974	2,479
Intangible Assets, Balance	496,229	924,343	1,059,380
Intangible Assets, Amortization, Balance	878,636	757,918	628,277
Amortization	6,857	107,158	127,681
Accumulated amortization, Disposal	(242,667)
Foreign exchange	(14,451)	13,560	1,960
Intangible Assets, Amortization, Balance	496,229	878,636	757,918
Intangible assets other than goodwill		45,707	301,462
Disposal of Motorsports	242,667
Application Platforms [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports
Accumulated amortization, Disposal
Disposal of Motorsports
Application Platforms [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Application Platforms [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(105,715)
Acquisition of SideQik			560,000
Impairment of Winview		(152,011)	(263,422)
Accumulated amortization, Disposal	(105,715)
Disposal of Motorsports	105,715
Application Platforms [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Application Platforms [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(269,098)
Accumulated amortization, Disposal	(269,098)
Disposal of Motorsports	269,098
Application Platforms [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application Platforms [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	7,428,723	10,763,975	5,055,798
Disposal of Motorsports		(3,598,869)
Impairment of Winview
Foreign exchange	(285,842)	255,577	180,043
Intangible Assets, Balance	2,433,662	7,428,723	10,763,975
Intangible Assets, Amortization, Balance	6,318,010	4,909,001	2,634,338
Amortization	666,672	1,711,771	2,205,781
Accumulated amortization, Disposal		532,412
Foreign exchange	(285,842)	229,650	68,882
Intangible Assets, Amortization, Balance	1,989,621	6,318,010	4,909,001
Intangible assets other than goodwill	444,041	1,110,713	5,854,974
Disposal of Motorsports		(532,412)
Computer software [member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports		(3,598,869)
Accumulated amortization, Disposal		(532,412)
Disposal of Motorsports		532,412
Computer software [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		910,000
Impairment of Winview		(901,960)
Computer software [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports
Acquisition of SideQik
Impairment of Winview
Accumulated amortization, Disposal
Disposal of Motorsports
Computer software [member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Computer software [member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(4,709,219)
Accumulated amortization, Disposal	(4,709,219)
Disposal of Motorsports	4,709,219
Computer software [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,000,000
Computer software [member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			557,709
Computer software [member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			854,158
Computer software [member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,116,267
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	1,801,658	2,070,573	1,662,993
Disposal of Motorsports	(184,167)	(201,627)
Impairment of Winview	(39,892)
Foreign exchange	(82,763)	81,759	37,482
Intangible Assets, Balance	208,639	1,801,658	2,070,573
Intangible Assets, Amortization, Balance	1,306,435	1,050,835	673,302
Amortization	157,381	422,842	348,858
Accumulated amortization, Disposal	(184,167)	201,627
Foreign exchange	(62,839)	34,385	28,675
Intangible Assets, Amortization, Balance	208,639	1,306,435	1,050,835
Intangible assets other than goodwill		495,223	1,019,738
Disposal of Motorsports	184,167	(201,627)
Brand [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports		(201,627)
Accumulated amortization, Disposal		(201,627)
Disposal of Motorsports		201,627
Brand [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		210,000
Impairment of Winview		(209,072)
Brand [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(80,230)
Acquisition of SideQik			510,000
Impairment of Winview		(149,975)	(239,902)
Accumulated amortization, Disposal	(80,230)
Disposal of Motorsports	80,230
Brand [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Brand [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(1,390,134)
Accumulated amortization, Disposal	(1,112,108)
Disposal of Motorsports	1,112,108
Brand [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			100,000
Brand [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	3,162,111	3,455,572	477,592
Disposal of Motorsports	(313,933)	(222,650)
Impairment of Winview	(15,644)
Foreign exchange	(19,230)	11,063	34,362
Intangible Assets, Balance	2,713,498	3,162,111	3,455,572
Intangible Assets, Amortization, Balance	792,361	600,848	296,061
Amortization	295,255	418,904	180,182
Accumulated amortization, Disposal	(313,933)	222,650
Foreign exchange	(17,717)	(4,741)	124,605
Intangible Assets, Amortization, Balance	674,369	792,361	600,848
Intangible assets other than goodwill	2,039,129	2,369,750	2,854,724
Disposal of Motorsports	313,933	(222,650)
Customer lists and contracts [Member] | Motor Sports [Member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports		(222,650)
Accumulated amortization, Disposal		(222,650)
Disposal of Motorsports		222,650
Customer lists and contracts [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		310,000
Impairment of Winview		(308,630)
Customer lists and contracts [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(144,729)
Acquisition of SideQik			460,000
Impairment of Winview		(83,244)	(216,382)
Accumulated amortization, Disposal	(144,729)
Disposal of Motorsports	144,729
Customer lists and contracts [Member] | Win View [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of Winview
Customer lists and contracts [Member] | Eden games [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(269,010)
Accumulated amortization, Disposal	(250,801)
Disposal of Motorsports	$ 250,801
Customer lists and contracts [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik			2,700,000
Customer lists and contracts [Member] | W T F One [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | Driver D B [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [Member] | Lets Go Racing [Member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik